Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Net income	$ 616	$ 93
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	211	152
Amortization of debt issuance costs, deferred commitment fees, premium and discount	16	19
Loss on modification or extinguishment of debt	0	42
Total losses on derivatives, net	41	43
Net cash used for settlement of derivative instruments	(3)	(16)
Other	3	0
Changes in operating assets and liabilities:
Accounts and other receivables	(50)	(47)
Accounts receivable—affiliate	142	59
Advances to affiliate	(70)	(19)
Inventory	8	12
Accounts payable and accrued liabilities	(59)	68
Due to affiliates	(15)	(57)
Deferred revenue	(14)	(10)
Other, net	(19)	(13)
Other, net—affiliate	(2)	(2)
Net cash provided by operating activities	805	324
Cash flows from investing activities
Property, plant and equipment, net	(345)	(898)
Net cash used in investing activities	(345)	(898)
Cash flows from financing activities
Proceeds from issuances of debt	0	2,314
Repayments of debt	0	(703)
Debt issuance and deferred financing costs	(1)	(29)
Distributions to owners	(527)	(50)
Net cash provided by (used in) financing activities	(528)	1,532
Net increase (decrease) in cash, cash equivalents and restricted cash	(68)	958
Cash, cash equivalents and restricted cash—beginning of period	1,589	605
Cash, cash equivalents and restricted cash—end of period	$ 1,521	$ 1,563